SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation, Principle of Consolidation and Use of Estimates

a.Basis of Presentation, Principle of Consolidation and Use of Estimates

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and on a going concern basis.

Principle of Consolidation

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which Sogou is the ultimate primary beneficiary. All significant intra-company balances and transactions within the Sogou Group have been eliminated upon consolidation. See Note 21—VIEs for discussion of the consolidation of the VIEs.

Use of Estimates

The preparation of these financial statements requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. On an on-going basis, management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily available from other sources. Actual results may differ from these estimates. Identified below are the accounting policies that reflect the Sogou Group’s most significant estimates and judgments, and those that the Sogou Group believes are the most critical for fully understanding and evaluating its consolidated financial statements.

Functional Currency and Foreign Currency Translation

b.Functional Currency and Foreign Currency Translation

Functional Currency

An entity’s functional currency is the currency of the primary economic environment in which it operates; normally that is the currency of the environment in which it primarily generates and expends cash. It is essential that management use its judgment to determine the functional currency by assessing various indicators, such as cash flows, product and service prices and markets, expenses, financing and intra-company transactions and arrangements. The functional currency of the Company and the Company’s subsidiaries in the BVI and Hong Kong is the United States dollar (the “U.S. dollar”), while the functional currency of the Company’s subsidiaries and VIEs in the PRC is the Renminbi (the “RMB”).

Foreign Currency Translation

The Sogou Group uses the U.S. dollar as its reporting currency. In the consolidated financial statements, the financial information of the Company’s subsidiaries and VIEs in the PRC, which use the RMB as their functional currency, has been translated into U.S. dollars. Assets and liabilities are translated from the functional currency at the exchange rates on the balance sheet date; equity amounts are translated at historical exchange rates; and revenues, expenses, gains, and losses are translated using the average rates in effect during the reporting period. Translation adjustments are reported as foreign currency translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statements of changes in shareholders’ equity.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are re-measured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from re-measurement at period end are recognized in the consolidated statements of comprehensive income/(loss).

Cash and Cash Equivalents

c.Cash and Cash Equivalents

Cash and cash equivalents consist of cash, demand deposits, time deposits with original maturities of three months or less, and highly liquid investments that are readily convertible to known amounts of cash.

Short-term Investments

d.Short-term Investments

Short-term investments consist of time deposits with original maturities of more than three months and investments in financial instruments with a variable interest rate indexed to performance of underlying assets. In accordance with ASC 825, the Sogou Group elected the fair value method at the date of initial recognition and carried these investments at fair value. For both time deposits with original maturities of more than three months and financial instruments with a variable interest rate indexed to performance of underlying assets, fair values are determined based on the pervasive interest rates in the market. Changes in the fair value are reflected in the consolidated statements of comprehensive income/(loss) as other income, net. To estimate fair value, the Sogou Group refers to the quoted rate of return provided by banks at the end of each period using the discounted cash flow method. The Sogou Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements (see Note 2(x)—Fair Value of Financial Instruments).

Restricted Cash

e.Restricted Cash

Restricted cash mainly consists of cash deposited and held in escrow accounts at certain banks as collateral and cash received through a consolidated trust that has not yet been distributed from the consolidated trust (see Note 2(f)—Accounts Receivable and Financing Receivables, Net).

All restricted cash of the Sogou Group as of December 31, 2019 and 2020 are presented on the face of the consolidated balance sheets as “Restricted cash.”

Accounts Receivable and Financing Receivables, Net

f.Accounts Receivable and Financing Receivables, Net

Accounts Receivable

Accounts receivable represent amounts invoiced, and revenue recognized prior to invoicing when the Sogou Group has satisfied its performance obligations and has the unconditional right to payment. The carrying value of accounts receivable is reduced by an allowance that reflects management’s best estimate of the amounts that will not be collected.

Financing Receivables

Financing receivables consist primarily of small consumer loans to individual borrowers. The Sogou Group funded such loans either through its own capital or through a trust that was jointly established by the Sogou Group and a third-party investor, and is administered by a third-party trust company. As the trust only invested in loans facilitated by the Sogou Group, the Sogou Group has power to direct the activities of the trust. The Sogou Group also has the obligation to absorb losses and the right to receive benefits from the trust that could potentially be significant to the trust. As a result, the Sogou Group is considered the primary beneficiary of the trust and the trust is considered a consolidated VIE (the “Consolidated Trust”) under ASC 810.

Financing receivables are recorded at the principal amount and interest accrued, net of allowance for credit losses that reflects the Sogou Group’s best estimate of the amounts that will not be collected. Interest on loans is accrued based on the contractual interest rates of the loans when earned. The loan periods granted by the Sogou Group to the borrowers related to the small consumer loans are generally within one year.

Allowance for Credit Losses

Effective on January 1, 2020, the Sogou Group adopted Accounting Standards Update (ASU) 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”) under a modified retrospective transition. This guidance replaces the existing “incurred loss” methodology, and introduces an expected loss approach with macroeconomic forecasts referred to as a current expected credit losses (“CECL”) methodology. Under the incurred loss methodology, credit losses are only recognized when the losses are probable of having been incurred. The CECL methodology requires that the full amount of expected credit losses for the lifetime of the financial instrument be recorded at the time it is originated or acquired, considering relevant historical experience, current conditions and reasonable and supportable macroeconomic forecasts that affect the collectability of financial assets, and adjusted for changes in expected lifetime credit losses subsequently, which may require earlier recognition of credit losses.

The Sogou Group estimates the credit loss of accounts receivable mainly based on past collection experience as well as consideration of current and future economic conditions and changes in the Sogou Group's collection trends. The Sogou Group estimates the expected credit loss for accounts receivable with similar risk characteristics on a pool basis. For each pool, the Sogou Group first estimates its recovery period based on relevant historical accounts receivable collection information. Then the Sogou Group estimates the credit allowances based on the recovery period, the historical distribution of each aging bucket, and the impact of macroeconomic factors.

The Sogou Group estimates its credit loss of financing receivables collectively, using a pooled basis within applicable credit risk classification levels of the underlying customers, mainly based on delinquency levels. The significant assumptions used in the process of estimating the allowance for credit losses include portfolio composition, loan delinquencies, loss severity and recoveries, and application of macroeconomic forecasts. The lifetime CECL allowance is measured as the product of the ending balance and two key parameters, the lifetime Probability of Default (“PD”) and Loss Given Default (“LGD”). PD represents the expected probability of payment and time to default of small consumer loans made by Sogou. LGD represents the percentage of the expected balance due at default that is not recoverable. The calibration of PD and LGD starts with the Sogou Group’s historical information, with PD considering vintage, recent performance, and macroeconomic factors and LGD being assessed based on portfolio delinquencies, loss severity, and future recoveries default. The estimated credit losses are further adjusted to incorporate the impact of macroeconomic conditions. To incorporate the impact based on Sogou’s macroeconomic forecasts, quantitative adjustments are applied to key parameters such as PD and LGD on a collective basis. Macroeconomic factors used in models include variables such as consumer price index and total retail sales of consumer goods.

Accounts receivable and financing receivables are written off when there is no reasonable expectation of recovery. Allowance for credit losses is presented as net impairment losses within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.

Short-term Receivables and Payables

g.Short-term Receivables and Payables

Prepaid and other current assets are financial assets with carrying values that approximate fair value due to their short-term nature. Accounts payable, receipts in advance and accrued liabilities are financial liabilities with carrying values that approximate fair value due to their short-term nature.

Inventory

h.Inventory

Inventory, which mainly consists of smart hardware products, is recorded at the lower of cost or net realizable value. Cost of inventory is determined using the first-in-first-out cost method. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs and disposal and transportation expenses. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value for obsolete and slow-moving goods.

Long-term Investments

i.Long-term Investments

Investments in entities are recorded as equity investments under long-term investments. For entities over which the Sogou Group can exercise significant influence but in which it does not own a majority equity interest or control, the equity method is applied. For entities over which the Sogou Group does not have significant influence, with the adoption of ASC 321 effective as of January 1, 2018, these investments should generally be measured at fair value with gains or losses resulting from changes in fair value recognized in earnings. Based on ASC 321, an entity may elect to record equity investments without readily determinable fair values and not accounted for by the equity method at cost, less impairment, adjusted for subsequent observable price changes. Entities that elect this measurement alternative will report in current earnings changes in the carrying value due to re-measurement based on observable price changes of the equity investments. As of December 31, 2020, all of the Sogou Group’s equity investments were accounted as equity investments without readily determinable fair values.

Fixed Assets

j.Fixed Assets

Fixed assets comprise computer equipment (including servers), leasehold improvements, office furniture, and vehicles. Fixed assets are recorded at cost less accumulated depreciation with no residual value. Depreciation is calculated on a straight-line basis over the estimated useful lives listed below:

Fixed Assets	Estimated Useful Lives (Years)
Computer equipment (including servers)	4 - 5
Leasehold improvements	The lesser of the term of the lease or the estimated useful lives of the assets
Office furniture	5
Vehicles	4

Repairs and maintenance costs are expensed as incurred, whereas the cost of renewals and betterments that extend the useful lives of fixed assets are capitalized as additions to the related assets.

Gains or losses on the disposal of fixed assets are the difference between the net sale proceeds and the carrying amounts of the relevant assets and are recognized in the consolidated statements of comprehensive income/(loss).

Goodwill

k.Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Sogou Group’s acquisitions of interests in its subsidiaries and consolidated VIEs.

Goodwill is not depreciated or amortized but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. Under ASC 350-20-35, the Sogou Group has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. The Sogou Group chooses to directly apply the quantitative impairment test, which consists of a one-step quantitative impairment test, comparing the carrying amount of the reporting unit to the fair value of the reporting unit. If the carrying value, including goodwill, of the reporting unit exceeds the fair value of the reporting unit, goodwill impairment is measured and recognized by the amount by which a reporting unit’s carrying value exceeds its fair value, limited to the total amount of goodwill allocated to that reporting unit.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The fair value of reporting units is determined based on the trading price of the Company’s ADSs in the public market.

Intangible Assets

l.Intangible Assets

Intangible assets primarily comprise copyright, computer software, domain names and trademarks and developed technologies. Intangible assets are recorded at cost less accumulated amortization with no residual value. Amortization of intangible assets is computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful
Intangible Assets	Lives (Years)
Copyright	5
Computer software	3
Domain names and trademarks	5 - 10
Developed technologies	3 - 10

Impairment of Long-lived Assets

m.Impairment of Long-lived Assets

The carrying values of long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Based on the existence of one or more indicators of impairment, the Sogou Group compares the carrying amount of the long-lived asset group with the sum of undiscounted cash flows expected to result from the use and eventual disposal of the asset group. If the carrying amount exceeds the sum of undiscounted cash flows, the Sogou Group will measure any impairment of long-lived assets using the projected discounted cash flow method at the asset group level. The estimation of future cash flows requires significant management judgment based on the Sogou Group’s historical results and anticipated results and is subject to many factors. The discount rate that is commensurate with the risk inherent in the Sogou Group’s business model is determined by the Sogou Group’s management. An impairment charge would be recorded if the Sogou Group were to determine that the carrying value of long-lived assets may not be recoverable. The impairment to be recognized would be measured by the amount by which the carrying values of the assets exceeded the fair value of the assets.

Treasury Stock

n.Treasury Stock

Treasury stock consists of shares repurchased by the Company or that the Company is obligated to repurchase as of the reporting date. Shares included in treasury stock are no longer outstanding. Treasury stock is accounted for under the cost method.

Treasury stock also includes ordinary shares that were issued upon the early exercise of options and transferred to trusts for the benefit of the holders, but remained subject to vesting in accordance with the requirements of the applicable option agreements (See “Option Modification” in Note 14—Share-based Compensation).

Revenue Recognition

o.Revenue Recognition

On January 1, 2018, the Sogou Group adopted ASC 606, using the modified retrospective method applied to those contracts that were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported in accordance with our historic accounting under ASC 605. The adoption did not have a material impact on retained earnings as of January 1, 2018 and the financial statements as of and for the year ended December 31, 2018.

The adoption of ASC 606 mainly resulted in a change to the Sogou Group's accounting policy for advertising-for-advertising barter transactions. Under ASC 605, revenue and expense were recognized at fair value from an advertising barter transaction only if the fair value of the advertising surrendered in the transaction was determinable based on the entity's own historical practice of receiving cash, marketable securities, or other consideration that is readily convertible to a known amount of cash for similar advertising from buyers unrelated to the counterparty in the barter transaction. If the fair value of the advertising surrendered in the barter transaction was not determinable, the barter transaction was to be recorded based on the carrying amount of the advertising surrendered, which would likely be zero. ASC 606 has suspended the guidance of ASC 605 and provides that when the contract consideration from a customer is in forms other than cash, the revenue will be measured at the fair value of the noncash consideration, or indirectly measured by reference to the standalone selling price of the goods or services promised to the customer if the fair value of the non-cash consideration cannot be reasonably estimated.

For the years ended December 31, 2018, 2019 and 2020, because of the adoption of ASC 606, the Sogou Group estimated the fair value of the advertising services received in barter transactions and recognized US$21,817, US$15,730 and US$14,327, respectively, in revenues, with corresponding increases in cost of revenues and sales and marketing expenses. The adoption of ASC 606 did not have a material impact on the Sogou Group's consolidated balance sheet, consolidated statement of cash flows, or consolidated statement of changes in equity for the years ended December 31, 2018, 2019 and 2020.

Under Topic 606, the Sogou Group recognizes revenue when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Sogou Group expects to be entitled to in exchange for those goods or services.

The Sogou Group determines revenue recognition through the following steps:

Step 1: identification of the contract, or contracts, with a customer;

Step 2: identification of the performance obligations in the contract;

Step 3: determination of the transaction price;

Step 4: allocation of the transaction price to the performance obligations in the contract; and

Step 5: recognition of revenue when, or as, the Sogou Group satisfies a performance obligation.

The Sogou Group is principally engaged in offering search and search-related advertising services including pay-for-click services and other online advertising services. The Sogou Group also offers IVAS, primarily with respect to the operation of Web games and mobile games developed by third parties, and offers other products and services, including smart hardware products, and online lending and microcredit services. The following table presents revenues disaggregated by revenue source, net of value-added tax (“VAT”).

	For the Year Ended
	December 31,
	2018	2019	2020

Search and search-related advertising revenues	$1,023,132	$1,073,173	$837,432
Other revenues	101,026	99,079	87,232
Total	$1,124,158	$1,172,252	$924,664

Search and Search-related Advertising Revenues

The Sogou Group procures a majority of its search and search-related advertisers through advertising agencies. Discounts, rebates, and other cash payments provided to the advertising agencies and advertisers not in exchange for distinct goods or services are accounted for as a reduction of revenues.

Pay-for-click Services

Pay-for-click services enable advertisers’ promotional links to be displayed on the Sogou Group’s search result pages and other Internet properties and third parties’ Internet properties where the links are relevant to the subject and content of searches and such properties. For pay-for-click services, the Sogou Group introduces Internet users to its advertisers through the auction-based systems and charge advertisers on a per-click basis when the users click on the displayed links. The performance obligation of pay-for-click services is satisfied at the point in time when users click on the displayed links, and revenue for pay-for-click services is recognized on a per-click basis.

Other Online Advertising Services

Other online advertising services mainly consist of displaying advertisers’ promotional links on the Sogou Group’s Internet properties. For time-based advertising services, the performance obligation is satisfied over time when the advertising links are displayed over the contract periods, and therefore revenue is normally recognized on a straight-line basis over the contracted display period. For performance-based advertising services, for example, the advertisers are charged based on the times that users download from the displayed links, the performance obligation is satisfied at the point in time when the promised performance is completed, and the revenue is recognized upon the completion of the promised performance.

The Sogou Group’s advertising services expand distribution of advertisers’ promotional links and advertisements by leveraging traffic on third parties’ Internet properties, including Web content, software, and mobile applications. The Sogou Group is the principal in such arrangement because its promise to advertisers is to provide the advertising services itself rather than to arrange for the advertising services to be provided by third parties on their Internet properties. Payments made to operators of third-party Internet properties are included in the traffic acquisition costs.

Other Revenues

Other revenues consist of IVAS revenues, which are mainly from the operation of Web games and mobile games developed by third parties, as well as revenues from other products and services, including smart hardware products and online lending and microcredit services, offered by the Sogou Group. Other revenues are generally recognized when the Sogou Group’s performance obligations under the applicable agreements are satisfied, except for interest revenues generated from the Sogou Group’s online lending and microcredit services, which are recognized using the effective interest method.

Contract Balances

The timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced, and revenue recognized prior to invoicing when the Sogou Group has satisfied its performance obligations and has the unconditional right to payment.

Receipts in advance relates to unsatisfied performance obligations at the end of the year and consists of cash payments received in advance from customers. The unused cash balances remaining in customers’ accounts are recorded as a liability of the Sogou Group. Due to the generally short-term duration of the Sogou Group’s contracts, the majority of the performance obligations are satisfied in one year. The amounts of revenues recognized that were included in the receipts in advance balances at the beginning of the year were US$62,191 and US$64,968, respectively, for the years ended December 31, 2019 and 2020.

Revenues recognized in the current year from performance obligations related to prior years were not material.

Practical Expedients

The Sogou Group has used the following practical expedients as allowed under ASC 606:

(i)	The transaction price allocated to performance obligations that are unsatisfied, or partially unsatisfied, has not been disclosed, as substantially all of the Sogou Group’s contracts have a duration of one year or less;
(ii)	Payment terms and conditions vary by contract type, although terms generally include a requirement of prepayment or payment within one year or less. In instances where the timing of revenue recognition differs from the timing of invoicing, the Sogou Group has determined that its contracts generally do not include a significant financing component; and
(iii)	The Sogou Group generally expenses sales commissions when incurred because the amortization period would be one year or less. These costs are recorded within sales and marketing expenses.

Cost of Revenues

p.Cost of Revenues

Cost of revenues consists primarily of traffic acquisition costs, bandwidth costs, and server and Internet equipment depreciation associated with the operation of the Sogou Group’s Internet properties; salary and benefits expenses and share-based compensation expense for our staff employed in network operations; and costs related to the other business. Traffic acquisition costs represent the most significant portion of cost of revenues.

The Sogou Group’s traffic acquisition costs consist primarily of payments to third parties that direct search queries of their users to Internet properties of the Sogou Group or distribute the Sogou Group’s advertisers’ promotional links through such third parties’ Internet properties. The traffic acquisitions costs for such arrangements consist primarily of fees that the Sogou Group pays to the third parties based on an agreed-upon unit price and revenue-sharing payments that the Sogou Group makes to such third parties based on an agreed-upon percentage of revenues generated from users’ clicks.

Research and Development Expenses

q.Research and Development Expenses

Research and development expenses primarily consist of salary and benefits expenses incurred in the research and development of new products and new functionality added to existing products.

Costs incurred during the application development stage for software programs to be used solely to meet internal needs were not material in the years presented; therefore, no research and development expenses were capitalized as intangible assets.

Sales and Marketing Expenses

r.Sales and Marketing Expenses

Sales and marketing expenses mainly consist of advertising and promotional expenses, and salary and benefits expenses. Advertising and promotional expenses generally represent the expenses incurred for promoting the Sogou Group’s products, services and brand. The Sogou Group recognizes advertising and promotional expenses as incurred. Total advertising and promotional expenses were US$102,098, US$87,035 and US$69,585, respectively, for the years ended December 31, 2018, 2019 and 2020.

Leases

s.Leases

The Sogou Group adopted ASU No. 2016-02, Leases (Topic 842), at the beginning of the first quarter of 2019 using the modified retrospective method, and did not restate prior comparable periods. Results and disclosure requirements for reporting periods beginning on and after January 1, 2019 are presented under Topic 842, while prior period amounts have not been adjusted and continue to be reported in accordance with the Group’s historical accounting under Topic 840. Under the old Topic 840, leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases, including rent concessions, are charged to the consolidated statements of comprehensive income/(loss) on a straight-line basis over the lease term.

The Sogou Group elected the package of practical expedients permitted under the transition guidance, which allowed the Sogou Group to carry forward the historical classification of leases, the assessment of whether an existing or expired contract contains a lease, and the treatment of initial direct costs. The Sogou Group also elected to keep leases with an initial term of twelve months or less off the balance sheet.

Under the new lease standard, the Sogou Group determines if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at the lease commencement date based on the present value of remaining lease payments over the lease term. The Sogou Group considers only payments that are fixed and determinable at the time of the commencement of the lease. The adoption of the new leasing guidance resulted in recognition of right-of-use assets of $25.4 million and leasing liability of $23.1 million as of January 1, 2019.

Share-based Compensation Expense

t.Share-based Compensation Expense

Share-based compensation expense arises from share-based awards, including share options for the purchase of Sogou ordinary shares, granted by the Sogou Group to its management and other key employees.

In determining the fair value of share options granted, a binomial option-pricing model (the “BP Model”) is applied. The determination of the fair value is affected by the fair value of the underlying ordinary shares as well as assumptions regarding a number of complex and subjective variables, including risk-free interest rates, exercise multiples, expected forfeiture rates, the expected share price volatility rates, and expected dividends. The fair values of the underlying ordinary shares are determined based on the trading price of the Company’s ADSs in the public market.

Share-based compensation expense for share options granted to employees is measured based on their grant-date fair values. In circumstances where the service inception date precedes the grant date, share-based compensation expense is measured beginning on the service inception date and is re-measured on each subsequent reporting date before the grant date, based on the estimated fair value of the related options. For options with only a service requirement, share-based compensation expense is recognized on an accelerated basis over the requisite service period. For options with both a service requirement and performance targets, share-based compensation expense is recognized over the estimated period during which both the service period requirement and the performance targets will be met. For options vesting subject to an IPO, share-based compensation expense is recognized on an accelerated basis over the requisite service period after the completion of Sogou’s IPO on November 13, 2017. The number of share-based awards for which the service is not expected to be rendered over the requisite period is estimated, and the related compensation expense is not recorded for the number of awards so estimated.

Before the Sogou Group’s adoption of ASU 2018-07 “Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting,” effective for fiscal years beginning after December 15, 2018, share-based compensation expense for share options granted to non-employees was measured at fair value at the earlier of the performance commitment date or the date service was completed and recognized over the period during which the service was provided. The Sogou Group applies the guidance in ASC 505-50 to measure share options granted to non-employees based on the then-current fair value at each reporting date until the service has been provided and the performance targets have been met. After the Sogou Group’s adoption of ASU 2018-07, share-based compensation expense for share options granted to non-employees is recognized in accordance with the requirements of ASC 718 for employee share-based compensation awards.

Income Taxes and Uncertain Tax Positions

u.Income Taxes and Uncertain Tax Positions

Income Taxes

Income taxes are accounted for using an asset and liability approach which requires the recognition of income taxes payable or refundable for the current year and deferred tax assets and liabilities for the future tax consequences of events that have been recognized in the Sogou Group’s financial statements or tax returns. Deferred income taxes are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using tax rates and tax laws in effect as of the measurement date. Deferred tax assets are reduced by a valuation allowance if, based on available evidence, it is considered more likely than not that some portion of or all of the deferred tax assets will not be realized. In making such determination, the Sogou Group considers factors including (i) future reversals of existing taxable temporary differences, (ii) future profitability, and (iii) tax planning strategies.

Uncertain Tax Positions

In order to assess uncertain tax positions, the Sogou Group applies a more likely than not threshold and a two-step approach for financial statement recognition and measurement of its tax position. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related litigation processes and appeals, if any. The second step is to measure the tax benefit as the largest amount that is more likely than not to be realized upon settlement. Significant judgment is required in evaluating the Sogou Group’s uncertain tax positions and determining its provision for income taxes. The Sogou Group did not have any significant interest or penalties associated with tax positions for the years ended December 31, 2018, 2019 and 2020. As of December 31, 2019 and 2020, the Sogou Group did not have any significant unrecognized uncertain tax positions, and did not recognize any liability for unrecognized tax benefits or any significant interest or penalties associated with such uncertain tax positions.

Comprehensive Income/(Loss)

v.Comprehensive Income/(Loss)

Comprehensive income/(loss) is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive (loss)/income, as presented in the Sogou Group’s consolidated balance sheets, consists of the Sogou Group’s cumulative foreign currency translation adjustment.

Net Income per Ordinary Share

w.Net Income per Ordinary Share

Basic net income per ordinary share is computed using the weighted average number of ordinary shares outstanding during the year. Diluted net income per ordinary share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the year. Potential ordinary shares consist of shares issuable upon the exercise of share options. Potential ordinary shares issuable upon the exercise of share options are accounted for in the computation of diluted net income per ordinary share using the treasury stock method. The dilutive effect of share-based awards with performance requirements is not considered before the performance targets are actually met. Potential ordinary shares are not included in the denominator of the diluted net income per share calculation when inclusion of such shares would be anti-dilutive.

Fair Value of Financial Instruments

x.Fair Value of Financial Instruments

U.S. GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Sogou Group considers the principal or most advantageous market in which a transaction would be expected to occur and considers assumptions that market participants would use when pricing the asset or liability.

U.S. GAAP establishes a three-tier hierarchy to prioritize the inputs used in the valuation methodologies in measuring the fair value of financial instruments. This hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three-tier fair value hierarchy is:

Level 1—observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—other inputs that are directly or indirectly observable in the marketplace.

Level 3—unobservable inputs that are supported by little or no market activity.

The Sogou Group’s financial instruments primarily include cash equivalents, restricted cash, short-term investments, accounts receivable, financing receivables, accounts payables, accrued and other short-term liabilities, and amounts due from/to related parties. The carrying value of these balances approximates their fair value due to the current and short-term nature of the balances.

Segment Reporting

y.Segment Reporting

Based on the criteria established by ASC 280 “Segment Reporting”, the Sogou Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing the performance of the Sogou Group. The Sogou Group does not distinguish between markets or segments for the purpose of internal reporting. Hence, the Sogou Group has only one operating segment. As the Sogou Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Recently Issued Accounting Pronouncements

z.Recently Issued Accounting Pronouncements

In January 2020, the FASB issued ASU No. 2020-01, Investments—Equity securities (Topic 321), Investments—Equity method and joint ventures (Topic 323), and Derivatives and hedging (Topic 815)—Clarifying the interactions between Topic 321, Topic 323, and Topic 815. The amendments clarify the interaction of the accounting for equity investments under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Sogou Group does not expect to adopt ASU 2020-01 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes. ASU No. 2019-12 removes certain exceptions to the general principles in Topic 740 and provides for consistent application of and simplifies generally accepted accounting principles for other areas of Topic 740 by clarifying and amending existing guidance. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The method of adoption varies depending on the component of the new rule that is being adopted. Early application is permitted. The Sogou Group does not expect to adopt ASU 2019-12 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.